Income Taxes - Narrative (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Net deferred tax asset (liability)	$ 2,448	$ 22,554
Liability for uncertain tax positions	100	103
Unrecognized tax benefits that would impact effective tax rate	100
Interest on income taxes accrued	$ 12	$ 12
Returns open to examination, minimum (years)	3 years
Returns open to examination, maximum (years)	5 years
Returns open to examination, state impact of federal changes, maximum (years)	2 years